STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($)	Class B common stock Class A and Class B common stock	Class B common stock Additional paid-in capital	Class B common stock Accumulated deficit	Class B common stock	Series A preferred stock Preferred stock	Series A preferred stock Accumulated deficit	Series A preferred stock	Series D preferred stock Preferred stock	Series D preferred stock	Series D-1 preferred stock Preferred stock	Series D-1 preferred stock	Series E Preferred Stock [Member] Preferred stock	Series E Preferred Stock [Member]	Preferred stock	Class A and Class B common stock	Additional paid-in capital	Accumulated deficit	Total
Increase (Decrease) in Temporary Equity [Roll Forward]
Remeasurement of redeemable convertible preferred stock																$ 6,908,000	$ 11,890,000	$ 18,798,000
Balance at the end at Dec. 31, 2018														$ 54,056,000				54,056,000
Balance at the end (in shares) at Dec. 31, 2018									2,000,000					6,640,862
Balance at the beginning at Dec. 31, 2017														$ 25,560,000	$ 1,000	36,000	(38,871,000)	(13,274,000)
Balance at the beginning (in shares) at Dec. 31, 2017														13,621,802	126,464,480
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options																192,000		192,000
Issuance of common stock upon exercise of stock options (in shares)															5,402,490
Stock-based compensation																6,680,000		6,680,000
Remeasurement of redeemable convertible preferred stock																(6,908,000)	(11,890,000)	(18,798,000)
Net loss																	27,780,000	27,780,000
Balance at the end at Dec. 31, 2018														$ 25,560,000	$ 1,000		(78,541,000)	(52,980,000)
Balance at the end (in shares) at Dec. 31, 2018														13,621,802	131,866,970
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of redeemable convertible preferred stock								$ 4,323,000		$ 35,437,000
Issuance of redeemable convertible preferred stock (in shares)								626,269		2,548,458
Remeasurement of redeemable convertible preferred stock														$ (62,519,000)		1,251,000	61,268,000	62,519,000
Balance at the end at Sep. 30, 2019														$ 156,335,000
Balance at the end (in shares) at Sep. 30, 2019														9,815,589
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options		$ 135,000		$ 135,000
Issuance of common stock upon exercise of stock options (in shares)	3,669,056
Issuance of common stock upon early exercise of stock options with promissory note (in shares)															12,007,118
Issuance of Common Stock from the conversion of preferred stock														$ (147,000)		147,000
Issuance of Common Stock from the conversion of preferred stock (in shares)														(100,000)	1,000,000
Stock-based compensation																969,000		969,000
Remeasurement of redeemable convertible preferred stock														$ 62,519,000		(1,251,000)	(61,268,000)	(62,519,000)
Net loss																	(14,919,000)	(14,919,000)
Balance at the end at Sep. 30, 2019														$ 25,413,000	$ 1,000		(156,728,000)	(129,314,000)
Balance at the end (in shares) at Sep. 30, 2019														13,521,802	148,543,144
Balance at the beginning at Dec. 31, 2018														$ 54,056,000				54,056,000
Balance at the beginning (in shares) at Dec. 31, 2018									2,000,000					6,640,862
Increase (Decrease) in Temporary Equity [Roll Forward]
Remeasurement of redeemable convertible preferred stock																1,581,000	60,938,000	62,519,000
Balance at the end at Dec. 31, 2019														$ 156,335,000				156,335,000
Balance at the end (in shares) at Dec. 31, 2019									3,000,000		3,000,000		2,000,000	9,815,589
Balance at the beginning at Dec. 31, 2018														$ 25,560,000	$ 1,000		(78,541,000)	(52,980,000)
Balance at the beginning (in shares) at Dec. 31, 2018														13,621,802	131,866,970
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options																197,000		197,000
Issuance of common stock upon exercise of stock options (in shares)															4,665,833
Issuance of common stock upon early exercise of stock options with promissory note (in shares)															12,007,118
Issuance of Common Stock from the conversion of preferred stock														$ (147,000)		147,000
Issuance of Common Stock from the conversion of preferred stock (in shares)														(100,000)	1,000,000
Stock-based compensation																1,237,000		1,237,000
Remeasurement of redeemable convertible preferred stock																(1,581,000)	(60,938,000)	(62,519,000)
Net loss																	23,605,000	23,605,000
Balance at the end at Dec. 31, 2019														$ 25,413,000	$ 1,000		(163,084,000)	(137,670,000)
Balance at the end (in shares) at Dec. 31, 2019														13,521,802	149,539,921
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of redeemable convertible preferred stock												$ 98,305,000		$ 865,952,000
Issuance of redeemable convertible preferred stock (in shares)												2,382,660
Remeasurement of redeemable convertible preferred stock																10,106,000	$ 855,846,000	865,952,000
Balance at the end at Sep. 30, 2020														$ 1,120,724,000				$ 1,120,724,000
Balance at the end (in shares) at Sep. 30, 2020									3,000,000		3,000,000		2,000,000	12,202,320
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options		$ 673,000		673,000
Issuance of common stock upon exercise of stock options (in shares)	5,302,977														16,000		(16,000)	22,257,454
Issuance of common stock upon early exercise of stock options with promissory note															$ 16,999,542
Repurchase of stock			$ (1,238,000)	$ (1,238,000)	$ (59,000)	$ (1,153,000)	$ (1,212,000)
Repurchase of stock (in shares)	(612,200)				(39,718)
Stock-based compensation														$ 132,000		9,433,000		$ 9,433,000
Stock-based compensation (in shares)														4,071
Remeasurement of redeemable convertible preferred stock																$ (10,106,000)	$ (855,846,000)	(865,952,000)
Net loss																	(78,530,000)	(78,530,000)
Balance at the end at Sep. 30, 2020														$ 25,354,000	$ 17,000		(1,099,867,000)	(1,074,496,000)
Balance at the end (in shares) at Sep. 30, 2020														13,482,084	171,230,240
Balance at the end at Sep. 30, 2020														$ 1,120,724,000				1,120,724,000
Balance at the end (in shares) at Sep. 30, 2020									3,000,000		3,000,000		2,000,000	12,202,320
Balance at the end at Sep. 30, 2020														$ 25,354,000	$ 17,000		(1,099,867,000)	(1,074,496,000)
Balance at the end (in shares) at Sep. 30, 2020														13,482,084	171,230,240
Balance at the end at Sep. 30, 2020														$ 1,120,724,000				1,120,724,000
Balance at the end (in shares) at Sep. 30, 2020									3,000,000		3,000,000		2,000,000	12,202,320
Balance at the end at Sep. 30, 2020														$ 25,354,000	$ 17,000		$ (1,099,867,000)	$ (1,074,496,000)
Balance at the end (in shares) at Sep. 30, 2020														13,482,084	171,230,240